Michele Drummey
Vice President and Corporate Counsel
Law Department – Prudential Retirement
The Prudential Insurance Company of America
280 Trumbull Street
1 Commercial Plaza
Hartford, CT 06103
Tel (860) 534-4245
Fax (860) 534-8885
michele.drummey@prudential.com

February 19, 2020

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:     Prudential Retirement Insurance and Annuity Company (“Depositor”)
PRIAC Variable Account A (“Registrant”)
Reg. Nos. 333-170345 and 811-21988 (the “Registration Statement”)

Ladies and Gentlemen:

We are filing herewith Post-Effective Amendment No. 13 (the “Amendment”) to the above-referenced Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, which adds a second prospectus to the Registration Statement.

The Registration Statement currently includes one prospectus for the PRSA III variable annuity contract. The PRSA III contract is used exclusively to fund individual retirement accounts (“IRAs”) for individuals electing a direct rollover from retirement plans that provide for the transfer to the PRSA III contract of the Prudential IncomeFlex Target guaranteed minimum withdrawal benefit. The second prospectus (the “PRSA VII prospectus”) will be used for IRA rollovers for participants currently invested in PRSA V, a group contract used for Adventist HealthCare’s 403(b) Plan (“Plan”). Adventist HealthCare has recently informed us they plan to terminate the group contract. With the passage of the SECURE Act, the Plan would like participants to have a mirror version of their 403(b) IncomeFlex contract as a rollover investment contract to avoid the loss of the guaranteed minimum withdrawal lifetime benefit for participants under PRSA V.

Along with this filing, we are furnishing our Staff reviewer with courtesy copies of the PRSA VII prospectus and statement of additional information (SAI”). The first copy is the filing in composition format. The second copy tracks the changes made from the PRSA III prospectus dated May 1, 2019. The Staff’s most recent review of the PRSA III registration statement was in connection with a Rule 485(a) filing made in 2013.

PRSA VII utilizes the same insurance contract form as PRSA III. However, PRSA VII differs from PRSA III in three ways:

1.	One underlying portfolio is being added to PRSA VII, and the two portfolios available through PRSA III will not be offered in PRSA VII;

2.	The withdrawal percentages are being increased by 0.50% to match the participant benefits available under PRSA V; and

3.	The IncomeFlex Target Benefit fee is being increased from 1.00% to 1.20% to match the fee currently being charged under PRSA V.
The Depositor believes that selective review pursuant to ADI 2018-06 is appropriate because both products utilize the same contract form and the PRSA VII prospectus is not substantially different from the May 1, 2019 PRSA III prospectus nor from the PRSA III prospectus last reviewed by the Staff in 2013. As such, the Registrant respectfully asks the Staff to grant this request. To facilitate the selective review, as noted above, we are furnishing the Staff reviewer with a copy of the prospectus and SAI marked to show changes from the May 1, 2019 PRSA III prospectus and SAI.

Additionally, please be advised that the Depositor, on behalf of the Registrant, represents and acknowledges that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing and the Staff comments, the Registrant’s changes to the disclosure in response to the Staff comments or the action of the Commission or Staff, acting pursuant to delegated authority, in declaring effective, does not relieve the Registrant from this responsibility; and

•	the Registrant may not assert this action or the Staffs’ comments as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any comments or questions regarding this Post-Effective Amendment, please direct them to Chris Palmer at Goodwin Procter LLP (our outside counsel) at 202-346-4253 or cpalmer@goodwinlaw.com. Additionally, if there is anything that can be provided to help facilitate your review, please contact Chris.

Sincerely,
/s/ Michele Drummey Esq.
Michele Drummey Esq.
Vice President and Corporate Counsel